Prepayments And Other Current Assets - Summary of Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other Assets Unclassified [Abstract]
Prepayments of promotion fees (a)	¥ 133,575		¥ 35,051
VAT recoverable (b)	92,483		27,017
Commission rebate due from an online platform (c)			20,546
Prepayments for products procurement (d)	6,742		13,908
Deposits, prepaid rental and property management fees	35,021		8,675
Others	36,820		10,034
Prepayments and other current assets	¥ 304,641	$ 46,688	¥ 115,231